INTANGIBLE ASSETS AND GOODWILL - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (41,769)	$ (35,169)
Total estimated amortization expense	18,343
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	335,763	332,135
Accumulated Amortization	(41,769)	(35,169)
Net	293,994	296,966
Licenses
Acquired Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangible assets -licenses	275,651	275,671
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	31,300	31,000
Accumulated Amortization	(15,736)	(11,623)
Total estimated amortization expense	15,564	19,377
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(15,736)	(11,623)
Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,100	2,100
Accumulated Amortization	(1,750)	(1,680)
Total estimated amortization expense	350	420
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(1,750)	(1,680)
Permit Application Costs
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,699	17,351
Accumulated Amortization	(18,270)	(15,980)
Total estimated amortization expense	2,429	1,371
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(18,270)	(15,980)
Other Intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,013	6,013
Accumulated Amortization	(6,013)	(5,886)
Total estimated amortization expense	0	127
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (6,013)	$ (5,886)